INVESTMENTS IN ASSOCIATES AND JOINT VENTURES - Others (Details) - RUB (₽) ₽ in Millions	1 Months Ended								12 Months Ended
	Jul. 31, 2021	Jul. 31, 2020	Dec. 31, 2019	Mar. 31, 2019	Dec. 31, 2018	Sep. 30, 2018	Jul. 31, 2018	May 31, 2017	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2014
Investments in associates
Total consideration									₽ 75	₽ 3,871	₽ 723
Proceeds from disposal of ownership interest in associate	₽ 2,452	₽ 2,450		₽ 3,000					3,067
Statement of profit or loss
Total interest expense									(44,123)	(39,007)	(23,735)
Profit for the year									55,099	7,832	56,590
Total comprehensive (loss) / income for the year									63,530	₽ 15,631	₽ 53,766
OZON Holdings Limited
Investments in associates
Proportion of ownership interest										18.69%	11.19%
Proportion of ownership interest sold in associate				18.69%
Proceeds from disposal of ownership interest in associate				₽ 7,902
Less: carrying amount of investment on the date of disposal				(4,065)
Gain recognized				₽ 3,837
Current tax expense regarding gain recognized on sale of associates									₽ 420
OZON Holdings Limited | Maximum
Investments in associates
Percentage of voting equity interests acquired												10.82%
MTS Bank
Investments in associates
Proportion of ownership interest							26.60%
Proportion of ownership interest in subsidiary							55.40%
Statement of profit or loss
Total interest income										₽ 9,289	₽ 14,204
Total interest expense										(3,799)	(6,505)
Profit for the year										(609)	(593)
The Group's share of the loss (profit) of the associate for the year										162	109
Other comprehensive loss / (income) for the period										(614)	(2,000)
Total comprehensive (loss) / income for the year										(1,223)	(2,593)
The Group's share of total comprehensive loss for the year										₽ (326)	(690)
MTS Bank | East-West United Bank
Investments in associates
Accumulated foreign currency translation reserve											(659)
Proportion of ownership interest sold in associate								47.00%
MTS Bank | East-West United Bank | Maximum
Investments in associates
Proportion of ownership interest								20.00%
MTS Bank | East-West United Bank | Accumulated other comprehensive income
Investments in associates
Accumulated foreign currency translation reserve								₽ 659
YouDo
Investments in associates
Proportion of ownership interest						13.68%			15.50%	13.70%
Total consideration						₽ 824
YouDo | Maximum
Investments in associates
Proportion of ownership interest									20.00%
Mutual investment fund - Sistema-Rentnaya Nedvizhimost
Investments in associates
Total consideration					₽ 450
Proportion of ownership interest sold in associate					40.26%
SWIPGLOBAL
Investments in associates
Proportion of ownership interest			15.01%
Total consideration			₽ 75
Investments in Ozon Holdings Ltd and other individually insignificant associates and joint venture
Statement of profit or loss
Profit for the year									₽ (2,448)	₽ (4,600)	(1,760)
The Group's share of the loss (profit) of the associate for the year									(341)	(747)	(327)
Total comprehensive (loss) / income for the year									(2,448)	(4,600)	(1,760)
The Group's share of total comprehensive loss for the year									₽ (341)	₽ (747)	₽ (327)